Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
EarningsPerShareLineItem [Line Items]
Net (loss) income	$ (75,047,000)	$ 2,530,000	$ 21,000	$ (51,450)	$ (79,165,000)	$ 2,551,000
Weighted average common shares outstanding - basic - Class B				1
Weighted average common shares outstanding - dilutive - Class A				1
Net (loss) income per share - basic - Class B				$ (51,450.00)
Net (loss) income per share - dilutive - Class A				$ (51,450.00)
Common Class A [Member]
EarningsPerShareLineItem [Line Items]
Net (loss) income attributable to common stockholders - basic - Class B	(25,830,000)				(17,471,000)
Net (loss) income attributable to common stockholders - dilutive - Class A	$ (75,047,000)	$ 2,530,000			$ (79,165,000)	$ 2,551,000
Weighted average common shares outstanding - basic - Class B	15,499,251				8,363,328
Incremental Shares - PIU - Class A		12,550,730				12,536,544
Weighted average common shares outstanding - dilutive - Class A	45,032,269	42,083,748			37,896,346	42,069,562
Net (loss) income per share - basic - Class B	$ (1.67)				$ (2.09)
Net (loss) income per share - dilutive - Class A	$ (1.67)	$ 0.06			$ (2.09)	$ 0.06
Common Class B [Member]
EarningsPerShareLineItem [Line Items]
Net (loss) income attributable to common stockholders - basic - Class B	$ (49,217,000)	$ 2,530,000			$ (61,694,000)	$ 2,551,000
Weighted average common shares outstanding - basic - Class B	29,533,018	29,533,018			29,533,018	29,533,018
Incremental Shares - Class B conversion to Class A	29,533,018	29,533,018			29,533,018	29,533,018
Net (loss) income per share - basic - Class B	$ (1.67)	$ 0.09			$ (2.09)	$ 0.09